S000068817 [Member] Investment Strategy - iShares ESG Advanced Total USD Bond Market ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investments results of the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Underlying Index”), which has been developed by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg) or an affiliate. The Underlying Index is a modified market value-weighted index designed to reflect the performance of U.S. dollar-denominated, taxable bonds with favorable ESG ratings (as determined by MSCI ESG Research) while applying extensive screens, including, for example, a screen which focuses on removing fossil fuel exposure. To construct the Underlying Index, Bloomberg begins with the Bloomberg U.S. Universal Index (the “Parent Index”). The Parent Index includes securities with at least one year until final maturity, without regard to optionality features such as call provisions or conversion provisions. The Parent Index includes Treasury securities, government-related securities (i.e., U.S. and non-U.S. agency debt securities, and non-U.S. sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield (as well as unrated) corporate bonds, U.S. agency mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities, asset backed securities, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance or offered pursuant to Rule 144A with or without registration rights and U.S. dollar-denominated emerging market bonds.
From the Parent Index, Bloomberg excludes issuers with unfavorable ESG ratings, as calculated by MSCI ESG Research, and then further excludes securities of issuers involved in adult entertainment, alcohol, gambling, tobacco, genetic engineering, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, private prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g., $500 million or 50%) and categorical exclusions for others (e.g., nuclear weapons). Bloomberg screens companies with involvement in fossil fuels by excluding any company in the Bloomberg energy sector and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation. Additionally, Bloomberg excludes companies involved in very serious business controversies.
For each industry, MSCI ESG Research identifies key ESG issues that can lead to unexpected costs for entities in the medium- to long-term (e.g., climate change, resource scarcity, demographic shifts). MSCI ESG Research then calculates the size of each entity's exposure to each key issue based on the entity's business segment and geographic risk and analyzes the extent to which such entities have developed robust strategies and programs to manage ESG risks and opportunities. MSCI ESG Research scores entities based on both their risk exposure and risk management. To score well on a key issue, MSCI ESG Research assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, entities are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all entities. As of February 28, 2025, a significant portion of the Underlying Index is represented by U.S. agency MBS and U.S. Treasury bonds. The components of the Underlying Index are likely to change over time. The securities in the Underlying Index are updated on the last business day of each month.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., TBAs), and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options, and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.  Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Bloomberg, MSCI ESG Research or their affiliates, which are independent of the Fund and BFA, pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg) or an affiliate. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.